Consolidated Statements of Cash Flow - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net loss	$ (32,719)	$ (33,183)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	8	8
Stock-based compensation	3,521	3,322
Deferred income tax benefit	(926)	(306)
Impairment of in-process research and development	5,228
Impairment/loss on investment in Antisense Therapeutics	550
Change in fair value of foreign currency forward contracts		438
Changes in operating assets and liabilities:
Accounts payable	(1,781)	3,443
Accrued liabilities	543	3,880
Other assets	931	(3,948)
Prepaid expenses and other current assets	(97)	(1,156)
Net cash used in operating activities	(24,742)	(27,502)
Cash flows from investing activities:
Payments for acquisitions		(3,168)
Purchase of equipment		(25)
Net cash used in investing activities		(3,193)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		57,931
Proceeds from debt		412
Acquisition of non-controlling interest	(1,412)
Net cash provided by financing activities	(1,412)	58,343
Effect of exchange rate changes on cash and cash equivalents		(348)
Net (decrease) increase in cash and cash equivalents	(26,154)	27,300
Cash and cash equivalents-beginning of period	51,623	15,632
Cash and cash equivalents-end of period	$ 25,469	$ 42,932